Note 20 - Income Tax - Schedule of Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total	$ 110,863	$ 70,345
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member]
Federal	7,974	2,084
State and Local Jurisdiction [Member] | Ontario Tax Authority [Member]
Provinces	2,940	464
State and Local Jurisdiction [Member] | Other Provinces Tax Authority [Member]
Provinces	3,014	1,039
Foreign Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Foreign	49,957	28,200
Foreign Tax Jurisdiction [Member] | Australian Taxation Office [Member]
Foreign	14,638	10,604
Foreign Tax Jurisdiction [Member] | His Majesty's Revenue and Customs (HMRC) [Member]
Foreign	9,762	4,933
Foreign Tax Jurisdiction [Member] | Ministry of Economic Affairs and Finance, Italy [Member]
Foreign	5,800	5,307
Foreign Tax Jurisdiction [Member] | Ministry of Finance, India [Member]
Foreign	2,807	4,446
Foreign Tax Jurisdiction [Member] | National Tax Agency, Japan [Member]
Foreign	1,951	3,017
Foreign Tax Jurisdiction [Member] | New Zealand Tax Authority [Member]
Foreign	1,046	2,454
Foreign Tax Jurisdiction [Member] | Mexican Tax Authority [Member]
Foreign	603	2,526
Foreign Tax Jurisdiction [Member] | Ministry of the Economy, Finance and Industry, France [Member]
Foreign	(33)	(2,987)
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member]
Foreign	$ 10,404	$ 8,258